Label	Element	Value
Brookfield Real Assets Debt Fund
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Supplement [Text Block]	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Debt Fund

Supplement dated August 24, 2016, to the Prospectus for the Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Real Assets Debt Fund (the “Real Assets Debt Fund Prospectus”), dated April 29, 2016.

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Real Assets Debt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective September 1, 2016, the Fund has eliminated its redemption fee.

All references in the Fund’s prospectus regarding the application of a redemption fee by the Fund are hereby deleted.

Please contact the Fund at 1-855-244-4859 if you have any questions.

Please retain this Supplement for reference.